Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions			12 Months Ended
	Jan. 12, 2021 USD ($) $ / shares shares	Jan. 03, 2019 shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Oct. 14, 2020 $ / shares shares	Mar. 06, 2020 shares
Class of Stock [Line Items]
Common stock, Shares authorized				500,000,000		500,000,000	500,000,000
Common stock, Par or stated value per share | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued						337,969,926	99,044,776
Common stock, shares, outstanding						337,969,926	99,044,776
Stockholders equity split				1:10
American Depositary Shares [Member]
Class of Stock [Line Items]
Common stock, Par or stated value per share | $ / shares	$ 19.00
Common stock shares issued	11,000,000
Number of Additional Shares Issued	1,650,000
Proceeds from Issuance Initial Public Offering | $	$ 240
Entity listing depository ratio	5
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, shares, outstanding	31,343,284
Preferred Stock, Shares Outstanding	31,343,284
Series B One Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, shares, outstanding	21,735,721
Preferred Stock, Shares Outstanding	21,735,721
Series B Two Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, shares, outstanding	59,327,653
Preferred Stock, Shares Outstanding	59,327,653
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, shares, outstanding	61,364,562
Preferred Stock, Shares Outstanding	61,364,562
William Wei Cao [Member]
Class of Stock [Line Items]
Common stock shares issued					9,800,000
Proceeds from common stock issued | ¥					¥ 2,150
Shanghai Guidance Capital Ltd And Suzhou Tonghe Venture Investment Partnership II [Member]
Class of Stock [Line Items]
Common stock shares issued					208,955
Proceeds from common stock issued | ¥			¥ 200
Shanghai Guidance Capital Ltd [Member]
Class of Stock [Line Items]
Stock repurchased during period, shares		104,478
OrbiMed Asia Partners III LP King Star Med LP LAV Granite Limited LAV Biosciences Fund V LP Victory Treasure Limited and OrbiMed Asia Partners III LP [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued									1,044,776
Michelia Figo Holding Limited [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued								5,910,000
Temporary Equity, Par or Stated Value Per Share | $ / shares								$ 1.00